                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                           EMERGING MARKETS PORTFOLIO

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the portfolio.

     Effective October 9, 2002, the portfolio has retained Credit Suisse Asset Management Limited ("CSAM Australia"), located at Level 32 Gateway, 1 Macquarie Place, Sydney, NSW 2000, Australia, as sub-investment adviser. The sub-investment advisory agreement with CSAM Australia was approved by the shareholders of the portfolio at a special meeting held on October 9, 2002.

     CSAM Australia is an affiliate of Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser. Subject to the supervision of CSAM, CSAM Australia is responsible for providing investment advisory assistance and portfolio management advice to the portfolio. CSAM Australia's sub-investment advisory fee will be paid by CSAM out of CSAM's net investment advisory fee and not by the portfolio. Accordingly, no additional investment advisory fees will be paid by shareholders.

     CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia currently manages approximately US $11.7 billion in assets. Like CSAM, CSAM Australia is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group.

Dated: November 8, 2002                                            TREMK-16-1102
                                                                        2002-018

                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                     GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the portfolio.

     Effective October 9, 2002, the portfolio has retained Credit Suisse Asset Management Limited ("CSAM Australia"), located at Level 32 Gateway, 1 Macquarie Place, Sydney, NSW 2000, Australia, as sub-investment adviser. The sub-investment advisory agreement with CSAM Australia was approved by the shareholders of the portfolio at a special meeting held on October 9, 2002.

     CSAM Australia is an affiliate of Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser. Subject to the supervision of CSAM, CSAM Australia is responsible for providing investment advisory assistance and portfolio management advice to the portfolio. CSAM Australia's sub-investment advisory fee will be paid by CSAM out of CSAM's net investment advisory fee and not by the portfolio. Accordingly, no additional investment advisory fees will be paid by shareholders.

     CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia currently manages approximately US $11.7 billion in assets. Like CSAM, CSAM Australia is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group.

Dated: November 8, 2002                                            TRGPV-16-1102
                                                                        2002-019

                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                          GLOBAL TECHNOLOGY PORTFOLIO

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the portfolio.

     Effective October 9, 2002, the portfolio has retained Credit Suisse Asset Management Limited ("CSAM Australia"), located at Level 32 Gateway, 1 Macquarie Place, Sydney, NSW 2000, Australia, as sub-investment adviser. The sub-investment advisory agreement with CSAM Australia was approved by the shareholders of the portfolio at a special meeting held on October 9, 2002.

     CSAM Australia is an affiliate of Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser. Subject to the supervision of CSAM, CSAM Australia is responsible for providing investment advisory assistance and portfolio management advice to the portfolio. CSAM Australia's sub-investment advisory fee will be paid by CSAM out of CSAM's net investment advisory fee and not by the portfolio. Accordingly, no additional investment advisory fees will be paid by shareholders.

     CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia currently manages approximately US $11.7 billion in assets. Like CSAM, CSAM Australia is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group.

Dated: November 8, 2002                                            TRGLT-16-1102
                                                                        2002-020

                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                         INTERNATIONAL FOCUS PORTFOLIO

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the portfolio.

     Effective October 9, 2002, the portfolio has retained Credit Suisse Asset Management Limited ("CSAM Australia"), located at Level 32 Gateway, 1 Macquarie Place, Sydney, NSW 2000, Australia, as sub-investment adviser. The sub-investment advisory agreement with CSAM Australia was approved by the shareholders of the portfolio at a special meeting held on October 9, 2002.

     CSAM Australia is an affiliate of Credit Suisse Asset Management, LLC ("CSAM"), the portfolio's investment adviser. Subject to the supervision of CSAM, CSAM Australia is responsible for providing investment advisory assistance and portfolio management advice to the portfolio. CSAM Australia's sub-investment advisory fee will be paid by CSAM out of CSAM's net investment advisory fee and not by the portfolio. Accordingly, no additional investment advisory fees will be paid by shareholders.

     CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia currently manages approximately US $11.7 billion in assets. Like CSAM, CSAM Australia is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group.

Dated: November 8, 2002                                            TRINF-16-1102
                                                                        2002-021